Note 17 - Shareholders' Equity - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	€ 24,964	€ 25,158
Balance	27,359	24,964
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(3,173)	(3,027)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)	(61)	(146)
Balance	(3,234)	(3,173)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(577)	(577)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)	374
Balance	(203)	(577)
AOCI Attributable to Parent [Member]
Balance	(3,748)	(3,604)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)	313	(146)
Balance	€ (3,436)	€ (3,748)